BUSINESS COMBINATIONS (Details Narrative)	Jan. 02, 2024
Ally Commerce Inc [Member]
Description of note issued to the Seller	(i) the Company paid to FeatherPay $500,000 in cash, and (ii) the Company agreed to issue to FeatherPay’s stockholders an aggregate of $4,800,000 worth of shares (the “Stock Consideration”) of Company’s Series A Preferred Stock, par value $0.0001 at $10.00 per share totaling 480,000 shares
Teamworx LLC [Member]
Description of note issued to the Seller	(i) the Company paid to Seller $125,000 in cash, and (ii) the Company agreed to issue to Seller $575,000 worth of shares of Company Series A Preferred Stock at $10.00 per share totaling 57,500 shares
Verifi Dental, Limited [Member]
Description of note issued to the Seller	(i) the Company paid to Seller $360,000 in cash, and (ii) the Company agreed to issue to Seller $840,000 worth of shares of Company Series A Preferred Stock at $10.00 per share totaling 84,000 shares